UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-09155

Investment Company Act File Number

Eaton Vance New Jersey Municipal Income Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

November 30

Date of Fiscal Year End

August 31, 2014

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

New Jersey Municipal Income Trust

August 31, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 153.2%

Security	Principal Amount (000’s omitted)	Value
Education — 22.6%
Camden County Improvement Authority, (Rowan University School of Osteopathic Medicine), 5.00%, 12/1/32	$1,270	$1,415,720
New Jersey Educational Facilities Authority, (Georgian Court University), 5.00%, 7/1/27	250	266,910
New Jersey Educational Facilities Authority, (Georgian Court University), 5.00%, 7/1/33	250	266,252
New Jersey Educational Facilities Authority, (Georgian Court University), 5.25%, 7/1/37	220	231,898
New Jersey Educational Facilities Authority, (Kean University), 5.50%, 9/1/36	1,730	1,977,563
New Jersey Educational Facilities Authority, (Montclair State University), 5.00%, 7/1/33	620	716,652
New Jersey Educational Facilities Authority, (Montclair State University), 5.00%, 7/1/34	380	438,193
New Jersey Educational Facilities Authority, (Ramapo College), 5.00%, 7/1/37	640	703,674
New Jersey Educational Facilities Authority, (Stevens Institute of Technology), 5.00%, 7/1/27	1,650	1,761,606
New Jersey Educational Facilities Authority, (University of Medicine and Dentistry), Prerefunded to 6/1/19, 7.50%, 12/1/32	965	1,256,883
New Jersey Institute of Technology, 5.00%, 7/1/42	1,295	1,436,000
Rutgers State University, 5.00%, 5/1/33	1,000	1,155,400
Rutgers State University, 5.00%, 5/1/39	2,900	3,268,938

		$14,895,689

Escrowed/Prerefunded — 2.6%
New Jersey Health Care Facilities Financing Authority, (Chilton Memorial Hospital), Prerefunded to 7/1/19, 5.75%, 7/1/39	$1,415	$1,723,838

		$1,723,838

General Obligations — 7.8%
Burlington County Bridge Commission, 4.00%, 8/15/23	$320	$352,973
Monmouth County Improvement Authority, 5.00%, 1/15/28	1,850	2,128,647
Monmouth County Improvement Authority, 5.00%, 1/15/30	1,795	2,055,149
Monmouth County Improvement Authority, 5.00%, 8/1/33	500	580,945

		$5,117,714

Hospital — 21.6%
Camden County Improvement Authority, (Cooper Health System), 5.75%, 2/15/34	$1,335	$1,338,257
Camden County Improvement Authority, (Cooper Health System), 5.75%, 2/15/42	650	717,217
New Jersey Health Care Facilities Financing Authority, (AHS Hospital Corp.), 5.00%, 7/1/27	2,290	2,481,192
New Jersey Health Care Facilities Financing Authority, (Atlanticare Regional Medical Center), 5.00%, 7/1/37	2,090	2,211,345
New Jersey Health Care Facilities Financing Authority, (Meridian Health System), 5.00%, 7/1/21	500	588,960
New Jersey Health Care Facilities Financing Authority, (Meridian Health System), 5.00%, 7/1/26	620	701,406
New Jersey Health Care Facilities Financing Authority, (Palisades Medical Center), 5.25%, 7/1/31	250	273,840
New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), 5.00%, 7/1/31	2,055	2,235,121
New Jersey Health Care Facilities Financing Authority, (South Jersey Hospital), 5.00%, 7/1/46	2,440	2,487,483
New Jersey Health Care Facilities Financing Authority, (Virtua Health), 5.75%, 7/1/33	1,075	1,196,421

		$14,231,242

Housing — 2.5%
New Jersey Housing and Mortgage Finance Agency, (Single Family Housing), (AMT), 4.70%, 10/1/37	$590	$599,464

Security	Principal Amount (000’s omitted)	Value
New Jersey Housing and Mortgage Finance Agency, (Single Family Housing), (AMT), 5.00%, 10/1/37	$1,050	$1,066,863

		$1,666,327

Industrial Development Revenue — 5.7%
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.125%, 9/15/23	$50	$53,043
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.25%, 9/15/29	135	141,280
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.50%, 6/1/33	750	798,352
New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 5.10%, 6/1/23	220	249,586
New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 5.70%, 10/1/39	2,235	2,478,459

		$3,720,720

Insured-Electric Utilities — 1.7%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$135	$128,831
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	490	456,802
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/35	595	552,279

		$1,137,912

Insured-Escrowed/Prerefunded — 1.8%
New Jersey Economic Development Authority, (School Facilities Construction), (AGC), Prerefunded to 12/15/18, 5.50%, 12/15/34	$970	$1,162,322

		$1,162,322

Insured-Gas Utilities — 5.6%
New Jersey Economic Development Authority, (New Jersey Natural Gas Co.), (NPFG), (AMT), 4.90% to 10/1/25 (Put Date), 10/1/40	$3,540	$3,710,203

		$3,710,203

Insured-General Obligations — 6.8%
Hudson County Improvement Authority, (Harrison Parking), (AGC), 5.25%, 1/1/39	$1,015	$1,101,407
Irvington Township, (AGM), 5.00%, 7/15/31(1)	1,000	1,116,790
Lakewood Township, (AGC), 5.75%, 11/1/31	1,240	1,387,101
Paterson, (BAM), 5.00%, 1/15/26	750	852,810

		$4,458,108

Insured-Hospital — 4.2%
New Jersey Economic Development Authority, (Hillcrest Health Service System), (AMBAC), 0.00%, 1/1/20	$100	$86,431
New Jersey Economic Development Authority, (Hillcrest Health Service System), (AMBAC), 0.00%, 1/1/21	300	247,623
New Jersey Health Care Facilities Financing Authority, (Meridian Health System), Series II, (AGC), 5.00%, 7/1/38	380	402,393
New Jersey Health Care Facilities Financing Authority, (Meridian Health System), Series V, (AGC), 5.00%, 7/1/38(2)	500	529,465
New Jersey Health Care Facilities Financing Authority, (Virtua Health), (AGC), 5.50%, 7/1/38	1,380	1,504,380

		$2,770,292

Insured-Industrial Development Revenue — 3.1%
New Jersey Economic Development Authority, (United Water New Jersey, Inc.), (AMBAC), (AMT), 4.875%, 11/1/25(3)	$1,940	$2,047,922

		$2,047,922

Insured-Lease Revenue/Certificates of Participation — 2.8%
New Jersey Economic Development Authority, (School Facilities Construction), (AGC), 5.50%, 12/15/34	$530	$602,228

Security	Principal Amount (000’s omitted)	Value
New Jersey Economic Development Authority, (School Facilities Construction), (NPFG), 5.50%, 9/1/28	$1,000	$1,256,050

		$1,858,278

Insured-Other Revenue — 3.1%
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AGM), (AMT), 5.00%, 1/1/31	$850	$936,896
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AGM), (AMT), 5.125%, 1/1/39	1,000	1,095,470

		$2,032,366

Insured-Special Tax Revenue — 12.4%
Garden State Preservation Trust, (AGM), 0.00%, 11/1/25	$5,250	$3,899,963
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/26	4,300	2,781,111
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/27	2,020	1,236,462
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	2,020	276,134

		$8,193,670

Insured-Student Loan — 3.5%
New Jersey Higher Education Student Assistance Authority, (AGC), (AMT), 6.125%, 6/1/30	$2,095	$2,292,621

		$2,292,621

Insured-Transportation — 0.5%
South Jersey Transportation Authority, (AGC), 5.50%, 11/1/33	$315	$352,535

		$352,535

Lease Revenue/Certificates of Participation — 5.7%
New Jersey Economic Development Authority, (School Facilities Construction), 5.25%, 12/15/33	$1,500	$1,643,640
New Jersey Health Care Facilities Financing Authority, (Hospital Asset Transformation Program), 5.25%, 10/1/38	1,700	1,807,049
New Jersey Health Care Facilities Financing Authority, (Hospital Asset Transformation Program), 5.75%, 10/1/31	250	286,597

		$3,737,286

Other Revenue — 5.4%
New Jersey Economic Development Authority, (Duke Farms Foundation), 5.00%, 7/1/48	$2,040	$2,294,327
New Jersey Economic Development Authority, (The Seeing Eye, Inc.), 5.00%, 6/1/32	500	551,065
Tobacco Settlement Financing Corp., 5.00%, 6/1/41	900	682,515

		$3,527,907

Senior Living/Life Care — 4.3%
New Jersey Economic Development Authority, (Cranes Mill, Inc.), 5.875%, 7/1/28	$465	$488,785
New Jersey Economic Development Authority, (Cranes Mill, Inc.), 6.00%, 7/1/38	770	803,903
New Jersey Economic Development Authority, (Seabrook Village), 5.25%, 11/15/36	815	828,700
New Jersey Economic Development Authority, (United Methodist Homes of New Jersey), 4.50%, 7/1/38	700	706,573

		$2,827,961

Special Tax Revenue — 2.9%
New Jersey Economic Development Authority, (Newark Downtown District Management Corp.), 5.125%, 6/15/27	$100	$104,014
New Jersey Economic Development Authority, (Newark Downtown District Management Corp.), 5.125%, 6/15/37	175	179,727
Puerto Rico Sales Tax Financing Corp., 5.00%, 8/1/40	750	623,707
Puerto Rico Sales Tax Financing Corp., 5.75%, 8/1/37	500	413,460
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	500	575,155

		$1,896,063

Security	Principal Amount (000’s omitted)	Value
Student Loan — 4.9%
New Jersey Higher Education Student Assistance Authority, (AMT), 1.177%, 6/1/36(2)(4)(5)	$2,425	$2,449,599
New Jersey Higher Education Student Assistance Authority, (AMT), 4.75%, 12/1/43	740	755,407

		$3,205,006

Transportation — 19.5%
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/35	$1,060	$1,152,103
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/40	1,080	1,162,307
New Jersey Transportation Trust Fund Authority, (Transportation System), 0.00%, 12/15/26	2,000	1,223,560
New Jersey Transportation Trust Fund Authority, (Transportation System), 5.50%, 6/15/31	1,850	2,144,002
New Jersey Transportation Trust Fund Authority, (Transportation System), 5.875%, 12/15/38	250	292,033
New Jersey Transportation Trust Fund Authority, (Transportation System), 6.00%, 12/15/38	530	621,356
New Jersey Turnpike Authority, 5.25%, 1/1/40	3,600	4,027,356
Port Authority of New York and New Jersey, (AMT), 5.75%, 3/15/35(2)	1,995	2,248,205

		$12,870,922

Water and Sewer — 2.2%
North Hudson Sewerage Authority, 5.00%, 6/1/29	$1,275	$1,444,091

		$1,444,091

Total Tax-Exempt Municipal Securities — 153.2% (identified cost $92,317,101)		$100,880,995

Taxable Municipal Securities — 1.6%

Security	Principal Amount (000’s omitted)	Value
Transportation — 1.6%
Port Authority of New York and New Jersey, 4.458%, 10/1/62	$1,000	$1,054,860

Total Taxable Municipal Securities — 1.6% (identified cost $989,111)		$1,054,860

Total Investments — 154.8% (identified cost $93,306,212)		$101,935,855

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (50.7)%		$(33,425,802)

Other Assets, Less Liabilities — (4.1)%		$(2,674,917)

Net Assets Applicable to Common Shares — 100.0%		$65,835,136

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	-	Build America Mutual Assurance Co.

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

The Trust invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2014, 29.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.8% to 9.2% of total investments.

(1)	When-issued security.

(2)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(3)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(4)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $509,599.

(5)	Variable rate security. The stated interest rate represents the rate in effect at August 31, 2014.

A summary of open financial instruments at August 31, 2014 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
12/14	70 U.S. Long Treasury Bond	Short	$(9,729,872)	$(9,806,563)	$(76,691)

At August 31, 2014, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The Trust is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Trust holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Trust purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At August 31, 2014, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $76,691.

The cost and unrealized appreciation (depreciation) of investments of the Trust at August 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$89,481,454

Gross unrealized appreciation	$9,262,743
Gross unrealized depreciation	(528,342)

Net unrealized appreciation	$8,734,401

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At August 31, 2014, the hierarchy of inputs used in valuing the Trust’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$100,880,995	$—	$100,880,995
Taxable Municipal Securities	—	1,054,860	—	1,054,860
Total Investments	$—	$101,935,855	$—	$101,935,855

Liability Description
Futures Contracts	$(76,691)	$—	$—	$(76,691)
Total	$(76,691)	$—	$—	$(76,691)

The Trust held no investments or other financial instruments as of November 30, 2013 whose fair value was determined using Level 3 inputs. At August 31, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance New Jersey Municipal Income Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	October 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	October 27, 2014

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	October 27, 2014